Events after the reporting date	12 Months Ended
Dec. 31, 2024
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
6.11 EVENTS AFTER THE REPORTING DATE
Issuance of bonds
Ferrovial successfully completed the pricing of an issuance of bonds amounting to 500 million euro, with maturity date on 16 January 2030. The bonds bear interest at a rate of 3.25% per annum payable annually.
The issue price is 99.402% of the nominal value of the securities. The closing and payment of the issuance took place on 16 January 2025, once the customary conditions precedent for this type of issuance were met.
The net proceeds were approximately 495 million euro, which are expected to be used for general corporate purposes.
The bonds are listed in Euronext Dublin, the regulated market of the Irish Stock Exchange.
Corporate liquidity facility
On 16 January 2025, the corporate revolving credit facility was refinanced incorporating sustainability criteria linked to KPIs. Final maturity is January 2030 with the possibility of two extensions of 1 year each. Maximum limit of EUR 900 million with the possibility of drawing down balances in EUR, USD, CAD and GBP. No amount drawn as of the date of this document.
Treasury share buy-back program
In connection with the buy-back program for Ferrovial SE own shares explained in Note 5.1, over the course of 2025, 2,280,272 treasury shares were acquired at an average price of EUR 41.30 per share totaling EUR 94 million.
Additionally, the Board of Directors has approved the implementation of a new share buyback program of up to EUR 500 million with the purpose of reducing the share capital, which would start after the current share buyback program has ended.

AGS Divestment
On January 28, 2025, and following satisfaction of applicable regulatory conditions, Ferrovial and Macquarie completed the sale of AGS' entire share capital (100%) for a price of GBP 900 million, of which circa GBP 450 million are Ferrovial's net proceeds, together with a capital gain of EUR 297 million for Ferrovial which will affect Q1 2025 results.